Employee Benefits	12 Months Ended
Dec. 31, 2018
Defined Benefit Plan [Abstract]
Employee Benefits
14.	Employee Benefits

The Company's subsidiaries, VIEs and subsidiaries of VIEs incorporated in China participate in a government-mandated multi-employer defined contribution plan under which certain retirement, medical, housing and other welfare benefits are provided to employees. Chinese labor regulations require the Company's Chinese subsidiaries, VIEs and subsidiaries of VIEs to pay to the local labor bureau a monthly contribution at a stated contribution rate based on the monthly basic compensation of qualified employees. The relevant local labor bureau is responsible for meeting all retirement benefit obligations; hence, the Group has no further commitments beyond its monthly contribution. The following table presents the Group's employee welfare benefits expenses for the years ended December 31, 2016, 2017 and 2018:

	For the year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Medical and welfare defined contribution plan	6,581	8,504	21,869
Other employee benefits	1,571	2,340	2,741
Total	8,152	10,844	24,610